Stockholders' Equity/ Members' Deficit	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Stockholders' Equity/ Members' Deficit

NOTE 13. STOCKHOLDERS’ EQUITY/MEMBERS’ DEFICIT

Pre-IPO Equity Conversion

In March 2018, OSH LLC’s Board of Directors approved the Amended and Restated Equity Incentive Plan (the “Incentive Plan”). The Incentive Plan states that in the occurrence of an IPO, the Board of Directors may, in its discretion, (i) cause the exchange of incentive units for units or shares of common stock or other equity securities and apply the vesting provisions applicable to the incentive units to such shares of common stock or other equity securities; (ii) adjust the number of incentive units issued under the Incentive Plan or under any particular award; (iii) adjust the hurdle value applicable to any incentive units; and/or (iv) cancel all or any portion of the incentive units in exchange for payment to the plan participant in cash or capital stock (or other equity interests) or any combination thereof, of the fair market value of the incentive units; in each case, determined by the Board of Directors in a manner generally consistent with the treatment of other Units, taking into consideration the relative rights of all units, including the hurdle value applicable to Incentive Units.

As discussed in Note 12 above, the current unitholders of OSH LLC immediately prior to the close of the IPO exchanged their founders’ units, incentive units and profits interests in OSH LLC for common stock of the Company as approved by the Board of Directors of the Company, OSH LLC and OSH Management Holdings, LLC (“OSH MH LLC”).

•	Pursuant to the Company Merger, the investors in OSH LLC received a total of 226,940 shares of common stock in the Company in exchange for their incentive units in OSH LLC.

•

Pursuant to the Management Merger, our employees received a total of 37,884,061 shares of common stock, 22,612,472 of which are subject to service- based vesting (RSAs), and also received 14,313,416 options to purchase common stock of the Company at a strike price equal to the IPO price in exchange for their founders’ units and profits interests in OSH MH LLC.

As a result of the abovementioned conversion, all units of members’ capital (founders’ units, incentive units and profits interests) then outstanding, totaling 3,456,634 were converted into 38,111,001 shares of common stock, 22,612,472 of which are considered RSAs. The carrying value of $7,006 was reclassified into common stock and additional paid in capital on our consolidated balance sheet.

Common Stock and Units

As discussed in Note 1, upon completion of our IPO in August 2020, we sold 17,968,750 shares of common stock at an offering price of $21.00 per share, including 2,343,750 shares of common stock pursuant to the exercise in full of the underwriters’ option to purchase additional shares.

In connection with the IPO, we increased our authorized shares from 1,000 to 500,000,000 shares of our common stock, par value of $0.001.

The Company’s common stock/units consisted of the following founders’ units, incentive units, profits interests, and common stock (see Note 14) as of the period ended:

	Founders’ Units (par value of $0.01 per unit)	Incentive Units (par values range from $0.00 to $26.00 per unit)	Profits Interests (no par value)	Common Stock	Total
Balances as of December 31, 2018	606,313	13,755	1,454,148	-	2,074,216
Granted	-	-	496,763	-	496,763
Exercised	-	-	-	-	-
Repurchased/Forfeited	-	-	(40,115)	-	(40,115)
Balance as of December 31, 2019	606,313	13,755	1,910,796	-	2,530,864
Granted	-	-	1,095,067	-	1,095,067
Tender Offer	(107,208)	(1,142)	(22,801)	-	(131,151)
Exercised	-	-	-	-	-
Repurchased/Forfeited	-	-	(38,146)	(41,651)	(79,797)
Conversion of pre IPO units	(499,105)	(12,613)	(2,944,916)	-	(3,456,634)
Conversion common stock				222,898,784	222,898,784
Initial Public Offering	-	-	-	17,968,750	17,968,750
Exercised	-	-	-	2,831	2,831
Balances as of September 30, 2020	-	-	-	240,828,714	240,828,714

Tender Offer

Upon OSH LLC’s Board of Directors’ approval, OSH LLC issued a Tender Offer to Purchase for cash dated March 30, 2020 (the “Tender Offer”) which expired on April 27, 2020 up to $20,000 of eligible units at a purchase price of $156.29 per eligible unit. Founders’ Units, incentive units, and profits interests that were not subject to vesting or risk of forfeiture and, if there was a hurdle value applicable to the profits interests, that were awarded prior to March 30, 2018, were eligible to be tendered to OSH LLC for purchase. This Tender Offer allowed the directors, officers and employees (including the founders) the option to have their eligible units repurchased; unit holders were permitted to sell any number of any class of eligible units, subject to a 10% threshold. The Tender Offer was not conditioned on any minimum number of eligible units being tendered, and OSH LLC was not contractually obligated to redeem these units.

On April 27, 2020, OSH LLC purchased all eligible units, other than profits interests subject to a hurdle value, at a price of $156.29 per eligible unit net to the sellers in cash, without interest. OSH LLC purchased profits interests that had a hurdle value at a price for each profits interests equal to the excess of $156.29 over the per profits interests amount of that hurdle value net to the sellers in cash, without interest. The purchase price offered in the Tender Offer for eligible units was the same for all classes of eligible units (other than profits interests, for which the purchase price was adjusted to reflect the applicable hurdle value), even though their relative priorities in distributions may differ. The following units were tendered to OSH LLC:

Type of Units	Number of Units Tendered	Purchase Price per Unit	Total Purchase Price
Founders’ Units	107,208	$156.29	$16,756
Incentive Units	1,142	156.29	178
Profits Interest Hurdle Value $265,158	17,622	136.04	2,397
Profits Interest Hurdle Value $346,107	3,684	129.91	479
Profits Interest Hurdle Value $386,277	1,495	126.90	190
Total Common Units	131,151		$20,000

The units (including profits interests) were repurchased at an amount per unit in excess of the fair value, which resulted in additional compensation expense of $606 within corporate, general and administrative expenses in the consolidated statements of operation for the year-ended September 30, 2020. Members’ capital cannot be reduced to less than the stated value of common shares outstanding; therefore, any additional value above the remaining ownership is a direct reduction to members’ deficit. Accordingly, $5,895 was recorded as a reduction in members’ capital and the remaining $13,498 was recorded in accumulated deficit was recorded at the time that the Tender Offer was completed.

Preferred Stock

In connection with our IPO, we authorized the issuance of 50,000,000 shares of our preferred stock, par value $.001.